Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities:
Net loss	$ (1,716,168)	$ (225,449)	$ (834,846)	$ (256,825)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization			150	975
Stock based compensation			47,927	56,479
Amortization of deferred compensation			195,956	900
Director and officer compensation accruals			324,000	154,600
Financing related costs - convertible debt			97,178
Change in derivative liability			(35,051)
Changes in operating assets and liabilities:
Other current assets				345
Accounts payable			140,911	(6,088)
Net cash used in operations	(40,394)	(10,331)	(63,775)	(49,614)
Cash flow from investing activities:
Net Cash used in investing activities
Cash flow from financing activities:
Proceeds from notes payable			15,000	20,000
Proceeds from convertible debt		32,000	32,000
Repayment of note payable	(514)	(514)	(2,000)
Shareholder advances		2,770
Proceeds from sale of common stock			55,000
Proceeds from related party notes and advances			3,599	32,160
Repayments of related party advances				(2,850)
Net cash provided by financing activities	(514)	34,256	103,599	49,310
Net increase (decrease) in cash	(40,908)	23,925	39,824	(304)
Cash at beginning of period	40,908	1,084	1,084	1,388
Cash at end of period		25,009	40,908	1,084
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash financing activities:
Non-cash exercise of stock options			49,467
Forgiveness of shareholder loans			526,888
Conversion of notes payable to common stock			17,958
Conversion of shareholder loans to common stock				$ 94,135
Stock issued for services	321,100	44,100
Conversion of salary accruals and interest	348,312
Conversion of note payable	83,383
Exercise of stock options	$ 5,000